SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details) - segment	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1	1